SHARE-BASED COMPENSATION - Options to Employees (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares	2.50%
Number of shares to be granted after expiration		0
Expiry term of share options		10 years
Options | Employees
SHARE-BASED COMPENSATION
Option exercised		103,723
Weighted average exercise price of shares exercised (in dollars per share)		$ 8.47
Total intrinsic value of options exercised (in dollars)		$ 1,422	$ 256	$ 605
Options outstanding		120,779			120,779
Weighted average exercise price of options outstanding (in dollars per share)		$ 10.97			$ 10.97
Weighted average remaining contract terms of options outstanding (in years)		1 year
Intrinsic value of outstanding options (in dollars)					$ 1,344
Number of Options
Exercised (in shares)		(103,723)
Options outstanding at the end of the period (in shares)		120,779
Weighted Average Exercise Price
Exercised (in dollars per share)		$ 8.47
Options outstanding at the end of the period (in dollars per share)		$ 10.97
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period		1 year
Aggregate Intrinsic Value
Options outstanding at the end of the period					$ 1,344
Total intrinsic value of options exercised		$ 1,422	$ 256	$ 605